LONG-TERM LOAN	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM LOAN
11.	LONG-TERM LOAN
The Group repaid principal of US$35,750 and US$45,000 as of December 31, 2019 and 2020 respectively, according to the repayment schedule of the loan facility agreement entered into July 2016 and amended in September 2017.
 The amount repayable within twelve months was reclassified to current liabilities. The interest rate of the facility is a flexible interest rate from 2.00% to 3.50% per annum, depending on the leverage ratio of Cayman, plus London Interbank Offered Rate. The interest rate for the outstanding loan as of December 31, 2020, was approximately 3.7%.
As of December 31,
2020
, the maturity date of the loan principal as further amended in May 2020 is as follows:

US$
March 19, 2021	10,000
September 12, 2021	24,750
September 12, 2022	30,250
65,000

The Group concluded that the change resulted in debt modification rather than an extinguishment of debt pursuant to ASC
470-50.
Management assessed no breach of its loan covenants for the year ended December 31, 2020. The loan facility is guaranteed by Rise IP, Rise HK, the WFOE and VIE. Further, the ordinary shares of certain subsidiaries of the Group were pledged as collateral for the loan facility. In addition, the Group maintained deposits held in a designated bank account as security for interest payments consisting of the DSRA and Domestic CTBC accounts amounting to US$12,290 (equivalent to RMB80,195) as of December 31, 2020.
On March 18, 2021, the Group entered into a Facility agreement with CTBC Bank Co., Ltd. for an aggregate amount of US$80,000
consisting of a five-year term loan facility
of US$65,000

and a revolving credit facility of US
$15,000.
The Facility can and will be used to repay its existing loans and fund working capital needs. The repayment schedule of the five-year term loan facility is listed as the following:

US$
March 18, 2022	3,250
March 18, 2023	8,125
March 18, 2024	11,375
March 18, 2025	16,250
March 18, 2026	26,000
65,000